Accounts receivable, net (Details Narrative) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CreditLossLineItem [Line Items]
Allowance for credit losses			¥ 21,782	¥ 20,007	¥ 11,539
Reverse for credit losses		$ (254)	(1,775)	3,587	(11,713)
Allowance for credit losses			1,775
Cumulative effect of adjustment to shareholders equity					617
Accounts receivable written off					¥ 4,170
Accounting Standards Update 2016-13 [Member]
CreditLossLineItem [Line Items]
Cumulative effect of adjustment to shareholders equity	¥ 617